Additional Financial Information	12 Months Ended
Dec. 31, 2016
Additional Financial Information
Additional Financial Information

NOTE 18. ADDITIONAL FINANCIAL INFORMATION

	December 31,
Consolidated Balance Sheets	2016	2015
Current customer fulfillment costs (included in Other current assets)	$3,398	$2,923
Accounts payable and accrued liabilities:
Accounts payable	$22,027	$21,047
Accrued payroll and commissions	2,450	2,629
Current portion of employee benefit obligation	1,644	1,766
Accrued interest	2,023	1,974
Other	2,994	2,956
Total accounts payable and accrued liabilities	$31,138	$30,372

Consolidated Statements of Income	2016	2015	2014
Advertising expense	$3,768	$3,632	$3,272
Interest expense incurred	$5,802	$4,917	$3,847
Capitalized interest	(892)	(797)	(234)
Total interest expense	$4,910	$4,120	$3,613

Consolidated Statements of Cash Flows	2016	2015	2014
Cash paid during the year for:
Interest	$5,696	$4,822	$4,099
Income taxes, net of refunds	3,721	1,851	1,532

No customer accounted for more than 10% of consolidated revenues in 2016, 2015 or 2014.

Labor Contracts As of January 31, 2017, we employed approximately 268,000 persons. Approximately 48 percent of our employees are represented by the Communications Workers of America, the International Brotherhood of Electrical Workers or other unions. Contracts covering approximately 20,000 mobility employees across the country and approximately 25,000 traditional wireline employees in our Southwest and Midwest regions will expire in 2017. Additionally, negotiations continue with approximately 15,000 traditional wireline employees in our West region where the contract expired in April 2016. Approximately 11,000 former DIRECTV employees were eligible for and chose union representation. Bargaining has resulted in approximately 70% of these employees now being covered under ratified contracts that expire between 2017 and 2020. After expiration of the current agreements, work stoppages or labor disruptions may occur in the absence of new contracts or other agreements being reached.